Other Income (Details) - Schedule of other income - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Income [Abstract]
Government grant			$ 82,082
Waive of debts		310,789
Underwriting fee from investment		25,000
Sundry income	2,878	18	479
Total other income	$ 2,878	$ 335,807	$ 82,561